	Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand(4)			Assets that Were Repurchased/ Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute(3)(4)			Demand Withdrawn	Demand Rejected
	Asset Type: RMBS			(#)	($)	(% of principal balance)	(#)	($)(8)	(% of principal balance)(8)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)(8)	(% of principal balance)(8)
	HSI Asset Loan Obligation Trust 2007-AR2 CIK#: 0001406384	x	SunTrust Mortgage, Inc.	(5)	(5)	<10(5)	1	$466,409	0.11	0	0	0	0	0	0	1	$466,409	0.11	0	0
			Residential Funding Corporation	(5)	(5)	<10(5)	0	0	0	0	0	0	0	0	0	0	0	0	0	0
			Taylor, Bean & Whitaker Mortgage Corp.	(5)	(5)	<10(5)	0	0	0	0	0	0	0	0	0	0	0	0	0	0
			American Home Mortgage Corp.	72(6)	$38,150,883(7)	9.08	0	0	0	0	0	0	0	0	0	0	0	0	0	0
			American Mortgage Network, Inc.	129(6)	$68,486,718(7)	16.3	0	0	0	0	0	0	0	0	0	0	0	0	0	0
			Countrywide Home Loans, Inc.	468(6)	$247,560,577(7)	58.92	0	0	0	0	0	0	0	0	0	0	0	0	0	0
	Total HALO 2007-AR2:			794	$420,163,912		1	$466,409		0	0		0	0		1	$466,409		0	0
Q1 2013	HSI Asset Loan Obligation Trust 2006-2 CIK#: 0001381771	x	American Home Mortgage Corp.	756(6)	$206,754,319(7)	58.62	1	$53,625	(9)	0	0	0	0	0	0	1	$53,625	(9)	0	0
			Countrywide Home Loans, Inc.	169(6)	$46,168,783(7)	13.09	0	0	0	0	0	0	0	0	0	0	0	0	0	0
			HSBC Mortgage Corporation (USA)	198(6)	$54,139,863(7)	15.35	0	0	0	0	0	0	0	0	0	0	0	0	0	0
			Wachovia Mortgage Corporation	167(6)	$45,639,728(7)	12.94	0	0	0	0	0	0	0	0	0	0	0	0	0	0
	Total HALO 2006-2:			1,290	$352,702,693		1	$53,625		0	0		0	0	0	1	$53,625		0	0
	HSI Asset Securitization Corporation Trust 2005-I1 CIK #: 0001347400	x	New Century Mortgage Corporation	673(6)	$198,388,817(7)	34.51	1	$494,000	0.09	0	0	0	0	0	0	1	$494,000	0.09	0	0
			First Franklin Financial Corporation	777(6)	$228,914,595(7)	39.82	0	0	0	0	0	0	0	0	0	0	0	0	0	0
			Option One Mortgage Corporation	501(6)	$147,570,007(7)	25.67	0	0	0	0	0	0	0	0	0	0	0	0	0	0
	Total HASCO 2005-I1:			1,951	$574,873,419		1	$494,000		0	0		0	0		1	$494,000		0	0

	Total:			4,035	$1,347,740,024		3	$1,014,034		0	0		0	0		3	$1,014,034		0	0

	Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand(4)			Assets that Were Repurchased/Replaced			Assets Pending Repurchase or Replacement (within cure period) (within cure period)			Demand in Dispute(3)(4)			Demand Withdrawn	Demand Rejected
	Asset Type: RMBS			(#)	($)	(% of principal balance)	(#)	($)(8)	(% of principal balance)(8)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)(8)	(% of principal balance)(8)
	HSI Asset Securitization Corp Trust 2007-NC1 CIK#: 0001399479	x	New Century Mortgage Corporation	4,635	$1,039,204,870	100	1,263	$311,941,459	30.39	0	0	0	0	0	0	1,263	$311,941,459	30.39	0	0
	Total HASCO 2007-NC1			4,635	$1,039,204,870		1,263	$311,941,459		0	0		0	0		1,263	$311,941,459		0	0
Q2 2013	HSI Asset Securitization Corp Trust 2006-HE1 CIK#: 0001378358	x	WMC Mortgage Corp.	3848(6)	$799,895,206(7)	58.74	0	0	0	0	0	0	0	0	0	0	0	0	0	0
			Countrywide Home Loans, Inc.	2665(6)	$553,962,155(7)	40.68	151	$36,489,480	2.89	0	0	0	0	0	0	151	$36,489,480	2.89	0	0
	Total HASCO 2006-HE1			6,551	$1,361,755,543		151	$36,489,480		0	0		0	0		151	$36,489,480		0	0
	HSI Asset Securitization Corp Trust 2006-WMC1 CIK# 0001370363	x	WMC Mortgage Corp.	4,446	$842,325,840	100	1	$79,101	0.01	0	0	0	0	0	0	1	$79,101	0.01	0	0
	Total HASCO 2006-WMC1			4,446	$842,325,840		1	$79,101		0	0		0	0		1	$79,101		0	0

	Total:			15,632	$3,243,286,253		1415	$348,510,040		0	0		0	0		1415	$348,510,040		0	0

	Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand(4)			Assets that Were Repurchased/ Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute(3)(4)			Demand Withdrawn	Demand Rejected
	Asset Type: RMBS			(#)	($)	(% of principal balance)	(#)	($)(8)	(% of principal balance)(8)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)(8)	(% of principal balance)(8)
	HSI Asset Securitization Corp Trust 2007-HE2 CIK#: 0001396702	x	Decision One Mortgage Company, LLC	2648(6)	$534,798,010(7)	71.95	1,196	$230,111,333	32.28	0	0	0	0	0	0	1,196	$230,111,333	32.28	0	0
			Accredited Home Lenders, Inc.	(5)	(5)	<10(5)	19	$3,073,830	0.43	0	0	0	0	0	0	19	$3,073,830	0.43	0	0
			WMC Mortgage Corp.	922(6)	$193,627,354(7)	26.05	0	0	0	0	0	0	0	0	0	0	0	0	0	0
	Total HASCO 2007-HE2			3,680	$743,291,188		1,215	$233,185,163		0	0		0	0		1,215	$233,185,163		0	0
	HSI Asset Securitization Corp Trust 2007-NC1 CIK#: 0001399479	x	New Century Mortgage Corporation	4,635	$1,039,204,870	100	1,461	$354,943,957	34.64	0	0	0	0	0	0	1,461	$354,943,957	34.64	0	0
Q3 2013	Total HASCO 2007-NC1			4,635	$1,039,204,870		1,461	$354,943,957		0	0		0	0		1,461	$354,943,957		0	0

	Total:			8,315	$1,782,496,058		2,676	$588,129,120		0	0		0	0		2,676	$588,129,120		0	0

	Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand(4)			Assets That Were Repurchased/ Replaced(4)			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute(3)(4)			Demand Withdrawn	Demand Rejected
	Asset Type: RMBS			(#)	($)	(% of principal balance)	(#)	($)(8)	(% of principal balance)(8)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)(8)	(% of principal balance)(8)
Q2 2014	HSI Asset Securitization Corp Trust 2006-WMC1 CIK# 0001370363	x	WMC Mortgage Corp.	4,446	$842,325,840	100	1638	$301,088,460	(9)	0	0	0	0	0	0	1638	$301,088,460	(9)	0	0
	Total HASCO 2006-WMC1			4,446	$842,325,840		1638	$301,088,460		0	0		0	0	0	1638	$301,088,460		0	0
	First Franklin Mortgage Loan Trust 2006-FF11 CIK# 001372799	x	First Franklin	10,043	$1,872,729,922	100	1	$294,802	(9)	0	0	0	0	0	0	1	$294,802	(9)	0	0
	Total FFMLT 2006-FF11			10,043	$1,872,729,922		1	$294,802		0	0		0	0	0	1	$294,802		0	0
	HSI Asset Securitization Corp Trust 2006-HE1 CIK# 0001378358	x	WMC Mortgage Corp.	3,848(6)	$799,895,206(7)	58.74	0	0	0.00	0	0	0	0	0	0	0	0	0	0	0
			Countrywide Home Loans, Inc.	2,665(6)	$553,962,155(7)	40.68	331	$63,702,848	(9)	0	0	0	0	0	0	331	$63,702,848	(9)	0	0
	Total HASCO 2006-HE1			6,551	$1,361,755,543		331	$63,702,848		0	0		0	0	0	331	$63,702,848		0	0
	HSI Asset Securitization Corp Trust 2006-HE2 CIK#: 0001381952	x	WMC Mortgage Corp.	4,499(5)	$940,429,355(6)	58.29	1	$540,967	0.04	1	$540,967	0.04	0	0	0	0	0	0	0	0
			Countrywide Home Loans, Inc.	2,276(5)	$475,619,444(6)	29.48	0	0	0.00	0	0	0	0	0	0	0	0	0	0	0
			Decision One Mortgage Company, LLC	944(5)	$197,314,308(6)	12.23	0	0	0.00	0	0	0	0	0	0	0	0	0	0	0
	Total HASCO 2006-HE2			7,719	$1,613,363,107		1	$540,967		1	$540,967		0	0	0	0	0		0	0

	Total:			28,759	$5,690,174,412		1,971	$365,627,077		1	$540,967		0	0	0	1,970	$365,086,110		0	0

3 Unless otherwise indicated, the Securitizer believes all demands related to an asset are in dispute. However, in most instances the Securitizer is not the entity with the repurchase obligation and therefore is unaware of the resolution or discussions related to the demand. In these circumstances, it is possible that some assets identified as being subject to a demand in dispute are assets that are pending repurchase or replacement and are within the cure period.

4 Dollar amounts have been rounded to the nearest whole dollar.

5 Pursuant to Item 1110 of Regulation AB, only originators that originate more than 10% of the pool assets are required to be disclosed. Because this originator originated fewer than 10% of the pool assets, (a) no disclosure was provided in the prospectus regarding the originator’s assets included in the pool, and (b) the Securitizer is only able to identify with certainty that such originator originated less than 10% of the pool assets. The Securitizer has provided the less than 10% estimate as opposed to a specific numeric estimate for this data field because it views the less than 10% estimate as being the most accurate estimate available.

6 Because the number of assets originated by an originator was not specified in the prospectus, the number of assets originated by an originator is an estimate based on the percentage of the outstanding principal balance of such originator's assets at the time of securitization compared to the aggregate asset pool as provided in the prospectus multiplied by the total number of assets included in the asset pool as provided in the prospectus.

7 Because the outstanding principal balance of assets originated by an originator was not specified in the prospectus, the outstanding principal balance of assets at the time of securitization originated by an originator is an estimate based on the percentage of the principal balance of such originator's assets compared to the aggregate asset pool as provided in the prospectus multiplied by the aggregate principal balance of all assets included in the asset pool as provided in the prospectus.

8 Unless otherwise indicated, the information provided in this data field reflects the unpaid principal balance of the applicable assets as of the reporting period end date for the identified quarter based on information prepared and provided to the Securitizer by the applicable master servicer. However, if the master servicer's records reflected a zero balance with respect to an asset as of the applicable reporting period end date, the information reflects the last non-zero balance of such asset identified by the master servicer and provided to the Securitizer.

9 The Securitizer was unable to obtain the aggregate unpaid principal balance by the filing date and therefore is unable to provide information for the data field at this time. Should the aggregate unpaid principal balance become available, the Securitizer will update the filing to provide such data.